Intangible Assets	12 Months Ended
Dec. 31, 2015
Intangible Assets

(8) Intangible Assets

The changes in the carrying amount of intangible assets during the years ended December 31, 2015, 2014 and 2013 are as follows:

Balance as of December 31, 2012	$33,383
Amortization expense	(4,226)

Balance as of December 31, 2013	29,157
Amortization expense	(4,010)
Reduction arising from the relinquishment of management rights from the purchase of containers from institutional investors	(156)

Balance as of December 31, 2014	24,991
Amortization expense	(4,741)

Balance as of December 31, 2015	$20,250

The following is a schedule, by year, of future amortization of intangible assets as of December 31, 2015:

Year ending December 31:
2016	$5,507
2017	5,422
2018	4,673
2019	3,179
2020 and thereafter	1,469

Total future amortization of intangible assets	$20,250